LOANID	Recovco Status
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
No Issue
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided
TPOL Provided